Financial Risk Management, Objectives and Policies (Details) - Trade receivables [Member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Customers that owed the Group more than S/3,000,000 [Member]
Financial Risk Management, Objectives and Policies (Details) [Line Items]
Number of customer	7	6
Percentage of entity's	46.00%	47.00%
Customers that owed the Group more than S/700,000 and less S/300,000 [Member]
Financial Risk Management, Objectives and Policies (Details) [Line Items]
Number of customer	22	16
Percentage of entity's	34.00%	30.00%